Deferred Taxation - Recognised and unrecognised amounts in deferred tax assets (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Recognised	$ 3,102	$ 3,137	$ 3,137
Unrecognised	3,162	2,510	$ 2,510
France [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Recognised	0	0
Unrecognised	1,111	1,122
Canada [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Recognised	492	545
Unrecognised	566	559
United States of America [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Recognised	920	932
Unrecognised	51	12
Australia [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Recognised	698	796
Unrecognised	316	289
Mongolia [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Recognised	704	703
Unrecognised	721	87
Other countries [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Recognised	288	161
Unrecognised	$ 397	$ 441